Earnings per share	12 Months Ended
Dec. 31, 2019
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Earnings per share
31. Earnings per share
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2019	2018

Weighted average number of ordinary shares used in the calculation of basic earnings per share	158,856	158,509
Dilutive impact of share options	—	—
Dilutive impact of restricted share units	526	—
Dilutive impact of performance share units and restricted share units with performance criteria	2,157	—

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	161,539	158,509